PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance at January 1, 2020	$8,633	$8,309	$3,971	$1,131	$22,044
Additions, net of disposals	535	387	306	77	1,305
Non-cash additions (disposals)	15	(241)	(29)	(26)	(281)
Acquisitions through business combinations(1)	—	—	—	7,334	7,334
Net foreign currency exchange differences	106	242	73	77	498
Balance at December 31, 2020	$9,289	$8,697	$4,321	$8,593	$30,900
Additions, net of disposals	478	434	423	429	1,764
Acquisitions through business combinations(1)	180	134	9,865	—	10,179
Assets held by subsidiaries disposed during the period(2)	(2,300)	(15)	—	—	(2,315)
Non-cash additions (disposals)(3)	34	(107)	88	(532)	(517)
Net foreign currency exchange differences	(116)	(145)	165	(166)	(262)
Balance at December 31, 2021	$7,565	$8,998	$14,862	$8,324	$39,749

Accumulated depreciation:
Balance at January 1, 2020	$(1,171)	$(950)	$(208)	$(88)	$(2,417)
Depreciation expense	(419)	(498)	(141)	(189)	(1,247)
Disposals	12	4	—	—	16
Non-cash disposals	—	130	—	17	147
Net foreign currency exchange differences	(35)	(90)	(7)	(3)	(135)
Balance at December 31, 2020	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)
Depreciation expense	(352)	(481)	(270)	(419)	(1,522)
Disposals	19	9	17	—	45
Assets held by subsidiaries disposed during the period(2)	663	12	—	—	675
Non-cash disposals	—	140	3	45	188
Net foreign currency exchange differences	11	56	(16)	8	59
Balance at December 31, 2021	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance at January 1, 2020	$2,212	$857	$317	$—	$3,386
Fair value adjustments	652	113	21	—	786
Net foreign currency exchange differences	70	78	—	—	148
Balance at December 31, 2020	$2,934	$1,048	$338	$—	$4,320
Fair value adjustments	134	48	70	—	252
Net foreign currency exchange differences	(26)	(50)	—	—	(76)
Assets held by subsidiaries disposed during the period	(1,399)	—	—	—	(1,399)
Balance at December 31, 2021	$1,643	$1,046	$408	$—	$3,097

Net book value:
December 31, 2021(4)	$7,936	$8,376	$14,648	$7,695	$38,655
December 31, 2020	$10,610	$8,341	$4,303	$8,330	$31,584

1.See Note 6, Acquisition of Businesses, for additional information.
2.See Note 5, Disposition of Businesses, for additional information.
3.Non-cash disposals within the data segment primarily relates to revisions to the purchase price allocation at our telecom tower operation in India. Refer to Note 6, Acquisition of Businesses, for additional information.
4.Includes right-of-use assets of $118 million (2020: $159 million) in our utilities segment, $1,179 million (2020: $1,187 million) in our transport segment, $389 million (2020: $113 million) in our midstream segment and $2,287 million (2020: $2,643 million) in our data segment.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2021				Dec. 31, 2020
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 11%	20x	10 to 20 yrs	Discounted cash flow model	7% to 14%	7x to 23x	10 yrs
Transport	Discounted cash flow model	7% to 14%	9x to 15x	10 yrs	Discounted cash flow model	7% to 13%	9x to 14x	10 yrs
Midstream	Discounted cash flow model	15%	10x	5 to 10 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Utilities	$6,504	$8,114
Transport	7,557	7,548
Midstream	14,300	4,007
Data	7,694	8,330